Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Interest received	[1]	$ 89	$ 35
Income taxes payable settled against VAT receivables		$ 126	$ 69

[1]	2021 figures have been restated to present the change in presentation to present interest received ($35 million) separately from finance costs.